Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 1,403	$ 1,181
Deferred Tax Expense (Recovery)	(474)	(250)
Total Tax Expense (Recovery)	929	931
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	1,141	1,041
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	9	(109)
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	214	224
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 39	$ 25